UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):           [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           TPG Capital, L.P.
Address:        301 Commerce Street, Suite 3300
                Fort Worth, TX 76102


Form 13F File Number: 28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Clive Bode
Title:      General Counsel
Phone:      (817) 871-4000

 Signature, Place, and Date of Signing:

/s/  Clive Bode              Fort Worth, Texas          February 12, 2010


*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       14

Form  13F  Information  Table  Value  Total:          $1,556,676
                                                      (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE




Name of                            Title of       CUSIP     Value     Shares /    Sh/  Put/  Investment   Other
Issuer                               Class       Number    (x$1000)    Prn Amt    Prn  Call  Discretion  Managers
Agria Corp. . . . . . . . . . .  Sponsored ADR  00850H103   13,537     4,325,000  Sh         Defined*
Armstrong World Inds Inc. New .  Com            04247X102  313,062     8,041,669  Sh         Defined*
Biocryst Pharmaceuticals. . . .  Com            09058V103    8,940     1,383,969  Sh         Defined*
Burger King Hldgs Inc.. . . . .  Com            121208201  284,775    15,131,497  Sh         Defined*
Cardiovascular Sys Inc Del. . .  Com            141619106    1,264       275,290  Sh         Defined*
CIT Group Inc.. . . . . . . . .  Com            125581801   22,584       817,959  Sh         Defined*
Finisar . . . . . . . . . . . .  Com            31787A507    9,773     1,095,583  Sh         Defined*
First Amern Corp Calif. . . . .  Com            318522307   28,328       855,585  Sh         Defined*
Genomic Health Inc. . . . . . .  Com            37244C101   37,365     1,910,273  Sh         Defined*
Graphic Packaging Hldg Co.. . .  Com            388689101  458,591   132,158,875  Sh         Defined*
Kraton. . . . . . . . . . . . .  Com            50077C106  156,114    11,512,843  Sh         Defined*
Netscout Sys Inc. . . . . . . .  Com            64115T104   43,360     2,965,823  Sh         Defined*
Smart Modular Technologies Inc.  Ord SHS        G82245104   61,708     9,810,513  Sh         Defined*
Successfactors Inc. . . . . . .  Com            864596101  117,275     7,073,260  Sh         Defined*


Name of                          Voting Authority
Issuer                                 Sole        Shared  None
Agria Corp. . . . . . . . . . .         4,325,000       0     0
Armstrong World Inds Inc. New .         8,041,669       0     0
Biocryst Pharmaceuticals. . . .         1,383,969       0     0
Burger King Hldgs Inc.. . . . .        15,131,497       0     0
Cardiovascular Sys Inc Del. . .           275,290       0     0
CIT Group Inc.. . . . . . . . .           817,959       0     0
Finisar . . . . . . . . . . . .         1,095,583       0     0
First Amern Corp Calif. . . . .           855,585       0     0
Genomic Health Inc. . . . . . .         1,910,273       0     0
Graphic Packaging Hldg Co.. . .       132,158,875       0     0
Kraton. . . . . . . . . . . . .        11,512,843       0     0
Netscout Sys Inc. . . . . . . .         2,965,823       0     0
Smart Modular Technologies Inc.         9,810,513       0     0
Successfactors Inc. . . . . . .         7,073,260       0     0